Other gains, net - Summary of Other (losses)/gains, net (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Gains Losses [Abstract]
Gain on deemed disposal	¥ 2,373
Dividends from investments	173	¥ 17	¥ 15
Government grants and tax rebates (note ii)	59	90	195
Fair value change of investments	49	12
Net gains/(losses) in relation to equity investments	8	(50)	12
Impairment provision for investment in associates (Note 17)	(82)	(64)	(23)
Gains/(losses) on step-up acquisition arising from business combination	(6)	29	4
Others (note ii)	58	131	27
Other gains (losses)	¥ 2,632	¥ 165	¥ 230